COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its corporate offices at 6400 Congress Avenue, Suite 2050, Boca Raton, Florida 33487 under a long-term non-cancellable lease agreement expiring on October 31, 2021. The lease terms required base rent payments of approximately $7,260 per month for the first twelve months commencing in September 2018, with a 3% escalation each year. Included in other assets is a required security deposit of $18,100. Rent is all-inclusive and includes electricity, heat, air-conditioning, and water.

The Company leases retail space for its product sales division at 4900 Linton Boulevard, Bay 17A, Delray Beach, FL 33445 under a two long-term, non-cancellable lease agreement, which contain renewal options. The leases commenced in January 2017 and are in effect for a period of five years. Minimum base rentals total approximately $6,000 per month, escalating 3% per year thereafter. The Company also provided a $10,000 security deposit and prepaid $96,940 in future rents on the facility through the funding of certain leasehold improvements. The Company has discontinued all retail operations and has made a settlement with the landlord to terminate the lease of approximately $52,000 which is included in accrued expenses. See Discontinued Operations Note 5.

On December 16, 2016, with an effective date of December 15, 2016 under the terms of the Asset Purchase Agreement, we acquired the assets constituting the Black Helmet apparel business including various website properties and content, social media content, inventory and other intellectual property right (See Note 8). We also acquired the right to assume the lease of their warehouse facility consisting of approximately 2,667 square feet. The lease was renewed for a three-year term in April 2016 with an initial base rental rate of $1,641 per month, escalating at approximately 3% per year thereafter. The Company has notified the landlord of its intent to vacate the premises on or before March 31, 2019. See Discontinued Operations Note 5.

Future minimum lease commitments due for facilities under non-cancellable operating leases at December 31, 2018 are as follows:

Operating Leases
2019	$109,582
2020	112,763
2021 and thereafter	115,642
Total minimum lease payments	$337,987

Rent expense for the years ended December 31, 2018 and 2017 was $350,974 and $246,127 of which $132,891 and $139,987 are from continuing operations, respectively. Rent commitments have decreased because two leases were not renewed and the Company down sized the space rented at its corporate headquarters.

Legal

Effective July 18, 2018 we terminated the employment agreements with each of Messrs. Harry G. Pagoulatos and George G. Rezitis for cause. Messrs. Pagoulatos and Rezitis had been employed by us as chief operating officer and chief technology officer, respectively, of our DEM subsidiary since our acquisition of that company in September 2017. Mr. Todd Speyer, our Vice President, Digital and a member of our board of directors, have assumed operating responsibilities for DEM. While the malfeasance of Messrs. Harry G. Pagoulatos and George G. Rezitis giving rise to their for-cause termination adversely affected our results of operations for the second and third quarters, we do not expect that these terminations will result in any material, long-term change in the operations of DEM.

In July of 2018, Messrs. Pagoulatos and Rezitis, along with a third party who had been a minority owner in DEM prior to our acquisition of that company, filed a Complaint in the U.S. District Court, District of New Jersey (case number 2: l 8-cv-11357-ES-SCM) against our Company and our Chief Executive Officer, seeking compensatory and punitive damages and attorneys' fees, among other items, and alleging, among other items, fraud and breach of contract. We vehemently deny all allegations in the complaint and believe them to be without merit. We filed a Motion to Dismiss this case for a multitude of reasons including, but not restricted to, failure to state a cause of action and jurisdictional and venue arguments as the acquisition and employment agreements provides that any dispute should be heard in either the state or local courts of Palm Beach County, Florida. This Motion to Dismiss has been pending and ripe for a decision since October 2018. At the appropriate juncture, we also intend to serve a Rule 11 Motion for Sanctions based upon the fact that the Complaint contains frivolous arguments or arguments with no evidentiary support.

In connection with the DEM acquisition, the Company entered into three-year employment agreements with two former members of the entity. Under these agreements, the Company was obliged to pay base salaries of $65,000 and $70,000, respectively to the employees with an increase to $75,000 each in the second year of the agreement as well as bonuses to be paid at the discretion of the board of directors.

As described above, the principles of DEM failed to disclose an obligation of approximately $300,000 at closing. The obligation, which has been reduced to approximately $200,000, is included in accrued expenses at December 31, 2018 and the net assets acquired from DEM have been adjusted as disclosed in Note 4. A lawsuit has been filed in New York state court to collect this obligation. We intend to vigorously defend this motion.

From time-to-time, we may be involved in litigation or be subject to claims arising out of our operations or content appearing on our websites in the normal course of business. Although the results of litigation and claims cannot be predicted with certainty, we currently believe that the final outcome of these ordinary course matters will not have a material adverse effect on our business. Regardless of the outcome, litigation can have an adverse impact on our company because of defense and settlement costs, diversion of management resources and other factors. See Part II, Item I, Legal Proceedings for further discussion.

Other Commitments

On September 5, 2018 the Company entered into a Master Services Agreement with Kubient, Inc. pursuant to which it will provide its programmatic technology platform to us on a nonexclusive basis for the purpose of managing our programmatic business partners. The Company did not pay anything to Kubient, Inc. for the year ended December 31, 2018 for its platform. The Company has provided advertising services to Kubient and at December 31, 2018 the Company is owed $108,817 and a note receivable of $75,000 and we have reserved a total of $136,000 against these balances. On September 28, 2018 Bright Mountain Media, Inc. entered into a non-binding letter of intent with Kubient, Inc. pursuant to which we may acquire Kubient, Inc. in an all stock transaction. The Company has completed the due diligence process and has made a determination that it will not pursue the acquisition of Kubient, Inc.

On September 6, 2017 Bright Mountain Media, Inc. entered into a five-year Consulting Agreement with the Spartan Capital Securities, LLC ("Spartan Capital"), a broker-dealer and member of FINRA, which under its terms would not become effective until the closing of the private placement in which Spartan Capital served as placement agent as described below. The Consulting Agreement became effective on September 28, 2018 and, accordingly, Spartan Capital was engaged to provide advisory services including, but not limited to advice and input with respect to raising capital, assisting us with strategic introductions, and assisting management with enhancing corporate and shareholder value. The consulting agreement calls for an initial fee of $200,000 as consideration for the termination of a prior agreement between the Company and Spartan. The consulting agreement also calls for payments of $5,000 per month for a term of 60 months to be prepaid upon the effective date of the agreement. In addition, the Company issued Spartan Capital 1,000,000 shares of our common stock (the "Consulting Shares") in accordance with the consulting agreement.

On September 6, 2017 Bright Mountain Media, Inc. entered into a five-year Consulting Agreement with the Spartan Capital Securities, LLC ("Spartan Capital"), a broker-dealer and member of FINRA, which under its terms would not become effective until the closing of the private placement in which Spartan Capital served as placement agent as described below. The Consulting Agreement became effective on September 28, 2018 and, accordingly, Spartan Capital was engaged to provide advisory services including, but not limited to advice and input with respect to raising capital, assisting us with strategic introductions, and assisting management with enhancing corporate and shareholder value. The consulting agreement calls for an initial fee of $200,000 as consideration for the termination of a prior agreement between the Company and Spartan. The consulting agreement also calls for payments of $5,000 per month for a term of 60 months to be prepaid upon the effective date of the agreement. In addition, the Company issued Spartan Capital 1,000,000 shares of our common stock (the "Consulting Shares") in accordance with the consulting agreement.

●	The $200,000 initial consulting fee was expensed upon payment and is included in selling, general and administrative expenses for the year ended December 31, 2018.

●	Consulting fees consisting of $300,000 in cash and 1,000,000 shares of common stock valued at $750,000 as well as the $500,000 M&A advisory fee are considered prepaid expenses, of which $310,000 is considered short-term and is included in prepaid expenses and other current assets as of December 31, 2018. These prepaid expenses are being amortized over 60 months, the term of the respective agreements. The amortization expense was $77,500 for the year ended December 31, 2018.

For the 36 months from the final closing of this private placement, Spartan Capital has certain rights of first refusal if we decide to undertake a future private or public offering or if we decide to engage an investment banking firm.

The Company granted the purchasers in the offering demand and piggy-back registration rights with respect to the shares of our common stock included in the Units and the shares of common stock issuable upon the exercise of the Private Placement Warrants. In addition, the Company agreed to file a resale registration statement within 120 days following the final closing of this offering covering the shares of common stock issuable upon the exercise of the Private Placement Warrants included in the Units. If the Company should fail to timely file this resale registration statement, then within five business days of the end of month we will pay the holders an amount in cash, as partial liquidated damages, equal to 2% of the aggregate purchase price paid by the holder for each 30 days, or portion thereof, until the earlier of the date the deficiency is cured or the expiration of six months from filing deadline. The Company will keep any such registration statement effective until the earlier of the date upon which all such securities may be sold without registration under Rule 144 promulgated under the Securities Act or the date which is six months after the expiration date of the Private Placement Warrants. We are obligated to pay all costs associated with this registration statement, other than selling expenses of the holders.

On December 11, 2018 we entered into an Uplisting Advisory and Consulting Agreement with Spartan Capital pursuant to which Spartan Capital will provide (i) advice and input with respect to strategies to accomplish an uplisting of our common stock to the Nasdaq Capital Market or NYSE American LLC or another national securities exchange, and the implementation of such strategies and making introductions to facilitate the uplisting, (ii) advice and input with respect to special situation and restructuring services, including debtor and creditor advisory services, and (iii) sell-side advisory services with respect to the sale and disposition of non-core businesses and assets, including facilitating due diligence and identifying potential buyers and strategic partners and positioning these businesses and assets to maximize value. We paid Spartan Capital a fee of $200,000 for it services under this agreement which is for a 12 month term beginning on the closing date of the offering. The agreement also provides that we will reimburse Spartan Capital for reasonable out-of-pocket expenses, which we must approve in advance. The Company has included this payment in prepaid expense at December 31, 2018 and it will be amortized over a twelve-month period.

The Company entered into an Executive Employment Agreement with our Chief Executive Officer, with an effective date of June 1, 2014. Under the terms of this agreement, the Company will compensate the Chief Executive Officer with a base salary of $75,000 annually, and he is entitled to receive discretionary bonuses as may be awarded by the Company's board of directors from time to time. The initial term of the agreement is three years, and the Company may extend it for an additional one-year period upon written notice at least 180 days prior to the expiration of the term. The Company amended this agreement April 1, 2017 for an additional term of three years. The Chief Executive Officer's base annual salary was increased to $165,000 upon recommendation of the Compensation Committee of the board of directors. The employment agreement contains customary non-compete and confidentiality provisions. The Company also agreed to indemnify the Chief Executive Officer pursuant to the provisions of the Company's Amended and Restated Articles of Incorporation and Amended and Restated By-laws.